UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond            British Isles                   11/2/06
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        14

Form 13F Information Table Value Total:  $301,682
                                        (thousands)


List of Other Included Managers:

No.             Form 13F File Number         Name

1.              28-11145                     Charlemagne Capital (IOM) Limited

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2      COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6       COLUMN 7       COLUMN 8

                                                        VALUE   SHRS OR  SH/ PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS CUSIP      (X$1000) PRN AMT  PRN CALL   DISCRETION    MANAGERS  SOLE      SHARED   NONE
AMERICA MOVIL SA DE CV       SPON ADR L SHS 02364W105   13,982   355,013  SH      SHARED-DEFINED      1               355,013
CENTRAL EUROPEAN DIST CORP   COM            153435102   43,546 1,860,163  SH      SHARED-DEFINED      1             1,860,163
CENTRAL EUROPEAN DIST CORP   COM            153435102    3,453   147,487  SH           SOLE          NONE  147,487
CENTRAL EUROPEAN MEDIA ENTRP CL A NEW       G20045202    5,698    84,986  SH      SHARED-DEFINED      1                84,986
COMPANHIA VALE DO RIO DOCE   SPON ADR PFD   204412100   14,072   760,626  SH      SHARED-DEFINED      1               760,626
GRUPO TELEVISA SA DE CV      SP ADR REP ORD 40049J206    3,345   157,280  SH      SHARED-DEFINED      1               157,280
KOREA FD                     COM            500634100    3,276    87,532  SH      SHARED-DEFINED      1                87,532
MECHEL OAO                   SPONSORED ADR  583840103    1,490    73,400  SH      SHARED-DEFINED      1                73,400
MOBILE TELESYSTEMS OJSC      SPONSORED ADR  607409109   53,003 1,404,047  SH      SHARED-DEFINED      1             1,404,047
MOBILE TELESYSTEMS OJSC      SPONSORED ADR  607409109   10,110   267,813  SH           SOLE          NONE  267,813
OPEN JT STK CO-VIMPEL COMMUN SPONSORED ADR  68370R109  106,844 1,763,974  SH      SHARED-DEFINED      1             1,763,974
OPEN JT STK CO-VIMPEL COMMUN SPONSORED ADR  68370R109   16,906   279,119  SH           SOLE          NONE  279,119
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408   24,677   329,989  SH      SHARED-DEFINED      1               329,989
PT TELEKOMUNIKASI INDONESIA  SPONSORED ADR  715684106    1,280    35,402  SH      SHARED-DEFINED      1                35,402











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